200 Berkeley Street

Boston, MA 02116

(617) 663-3192

Email: TLoftus@jhancock.com

Thomas Loftus

AVP and Assistant Chief Counsel

            November 17, 2021

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Via EDGAR

Re:

Post-Effective Amendment No. 55 to Form N-4 Registration Statement of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company (U.S.A.) Separate Account H (File Nos. 333-70728 and 811-04113)

Commissioners:

Pursuant to Rule 485(a) under the Securities Act of 1933, John Hancock is filing herewith the above-captioned amendment (the “Amendment”) for the purpose of bringing the registration statement into compliance with the Commission’s March 2020 revisions to Form N-4.

The Form N-4 to which the Amendment pertains relates solely to John Hancock’s Wealthmark Variable Annuity contracts. However, as we have discussed with the Commission staff, John Hancock intends the Amendment also to serve as a “template” filing that will be the basis on which amendments to selected other John Hancock Form N-4 variable annuity registration statements (“replicate filings”) will be filed for automatic effectiveness in reliance on Rule 485(b)(1)(vii).

After the staff has provided its comments on the Amendment, John Hancock also plans to file Rule 485(a) amendments to another Form N-4 registration statement that also will serve as a template filing; and, based on such other template filing, amendments to selected John Hancock variable annuity replicate filings will be made in reliance on Rule 485(b)(1)(vii).

John Hancock plans for the Amendment and all of the other above-mentioned template filings and replicate filings to become effective in the spring of 2022. Accordingly, John Hancock also plans to file such further amendments as will keep the Amendment and any of those other filings from becoming effective before that time. In the near future, John Hancock also will be providing detailed information to the Commission staff about which replicate filings it proposes will rely on each of the template filings and why such reliance is an appropriate basis for the Rule 485(b)(1)(vii) relief that the replicate filings will be requesting.

As we also have discussed with the Commission staff, we would request that the staff provide its comments on the Amendment at the earliest possible date. Such timely receipt of comments would be most helpful, in light of, among other things, the substantial size of this project and the phased approach that John Hancock is taking to the preparation and filing of the template

United States Securities and Exchange Commission

November 17, 2021

filings, the preparation of the replicate filings, and the related staffing needs of the project. We believe this phased approach may facilitate the most efficient allocation of Commission staff resources in reviewing the relevant filings, as well as helping to ensure that the resulting disclosure documents are accurate and produced efficiently.

John Hancock would be pleased to address any questions the staff may have about any of the foregoing. It would be appreciated if you would direct any such questions, as well as comments on the Amendment, to the undersigned.

Sincerely,

/s/ Thomas Loftus